Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Segment Expenses [Line Items]
Revenue, related party						$ 7,288,094
Total revenues	$ 318,278,000			$ 646,790,000		21,839,868
Cost of revenue	314,998,000			641,320,000		11,652,662
Cost of revenue, related party						7,303,516
Gross profit	3,280,000			5,470,000		2,883,690
Selling, general and administrative	2,402,000		451,000	4,842,000	1,075,000	3,187,054	2,115,924
Wages and benefits	731,000		36,000	1,472,000	72,000	1,026,034	144,000
Depreciation and amortization	2,004,000			3,992,000		1,598,742
Research and development							745,024
Total operating expenses	5,137,000		487,000	10,306,000	1,147,000	5,811,830	3,004,948
Loss from operations	(1,857,000)		(487,000)	(4,836,000)	(1,147,000)	(2,928,140)	(3,004,948)
Interest expense, net	(470,000)			(885,000)		(5,573)
Extinguishment of debt							(265,596)
Change in FV of contingent consideration	9,886,000	$ (5,914,000)		3,972,000		3,387,266
Other expense						(32,693)
Total other income (expense)	9,417,000			3,091,000		3,349,000	(265,596)
Income (loss) before income taxes	7,560,000		(487,000)	(1,745,000)	(1,147,000)	420,860	(3,270,544)
Income taxes	173,000			273,000		(497,495)
Net income (loss)						918,355	(3,270,544)
Total revenues	318,278,000			646,790,000		21,839,868
Property, plant and equipment, net	111,000			111,000		126,054
Intangible assets, net	37,892,000			37,892,000		41,437,559
Revenue Member
Schedule of Significant Segment Expenses [Line Items]
Revenue						14,551,774
Total revenues	318,174,000			646,686,000
Total revenues	318,174,000			646,686,000
Malta [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	4,156,000			7,932,000		21,256,026
Total revenues	4,156,000			7,932,000		21,256,026
Property, plant and equipment, net	106,000			106,000		118,886
Sweden [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	218,000			455,000		583,842
Total revenues	218,000			455,000		583,842
Property, plant and equipment, net	5,000			5,000		7,168
Europe [Member]
Schedule of Significant Segment Expenses [Line Items]
Intangible assets, net	8,230,000			8,230,000		8,748,810
United States [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	313,904,000			638,403,000
Total revenues	313,904,000			638,403,000
Intangible assets, net	$ 29,662,000			$ 29,662,000		$ 32,688,749